Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of weighted average remaining lease term and weighted-average discount rate

Schedule of weighted average remaining lease term and weighted-average discount rate

	2022	2021
Weighted-average remaining lease term
Operating leases	30 months	60 months

Weighted-average discount rate
Operating leases	5.67%	6.00%

Schedule of future minimum lease payment

Schedule of future minimum lease payment

Year Ending December 31,	Operating leases

2023	$31,070
2024	72,720
2025	67,736
2026	94,675
Total lease payments	$266,201
Less: interest	25,094

Present value of lease liability	$241,107